SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 13,020,778	¥ 12,659,303
Less: accumulated depreciation	(848,158)	(757,985)
Less: accumulated impairment	(35,634)	(11,617)
Property, plant and equipment, net	12,136,986	11,889,701
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,291,818	4,916,481
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	327,513	326,530
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,598	29,598
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,380	10,379
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	629,640	527,987
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,589,561	6,703,125
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	¥ 137,268	¥ 145,203